Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
VAT and other taxes payable		¥ 6,063,030	¥ 2,446,880
Accrued payroll and welfare		3,974,833	2,864,484
Due to insurance carriers		1,255,778	1,413,757
Deposits payable		7,579,387	1,125,778
Other payables to suppliers	[1]	13,981,686	4,198,887
Accrued expenses and other liabilities		¥ 32,854,714	¥ 12,049,786

[1]	Other payable mainly includes payable to suppliers for promotion service, daily operation and other service.